Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 1,704	¥ 1,411
Upward adjustments	¥ 14,950	¥ 34